Summary of significant accounting policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Y
Summary Of Significant Accounting Policies [Line Items]
Number of years between dry-docking for each vessel	5
Vessels [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of each vessel	30 years